Retirement plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United States
Defined Contribution Plan Disclosure [Line Items]
Employer contributions to retirement plan	$ 43,866	$ 31,308	$ 33,422
Canada
Defined Contribution Plan Disclosure [Line Items]
Employer contributions to retirement plan	$ 25,900	$ 26,578	$ 21,777